Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Trade receivables	$ 1,489,572	$ 817,707	$ 417,994
Tax receivables	123,123	40,886	63,605
Interest receivables	33,533	40,214	13,126
Other receivables	464	5,664	1,962
Total trade and other receivables	$ 1,646,692	$ 904,471	$ 496,687